Share-based payments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Plans and Analysis of Total Charge by Type of Award

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Employee Saveshare Plans	36	38	42
Executive Share Plans:
Incentive Share Plan (ISP)	16	6	16
Deferred Bonus Plan (DBP)	7	6	4
Retention Share Plan (RSP)	9	17	21
Other plans	4	0	1
	72	67	84

Movements in Employee Saveshare Options
Movements in Employee Saveshare options are shown below.

	Number of share options			Weighted average exercise price
	2020	2019	2018	2020	2019	2018
Year ended 31 March	millions	millions	millions	pence	pence	pence
Outstanding at 1 April	190	175	189	254	306	313
Granted	107	80	69	168	175	250
Forfeited	(50)	(44)	(41)	251	298	328
Exercised	—	(1)	(30)	174	247	169
Expired	(33)	(20)	(12)	318	294	353
Outstanding at 31 March	214	190	175	202	254	306
Exercisable at 31 March	—	—	—	319	249	320

Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans
The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2020.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share		Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life
2020	243p – 397p		302	p	26	10	months
2021	170p – 376p		228	p	34	22	months
2022	164p – 353p		200	p	58	34	months
2023	170	p	170	p	35	46	months
2024	164	p	164	p	61	58	months
Total			202	p	214	34	months

Movements in Executive Share Plan Awards
Movements in executive share plan awards during 2019/20 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total
At 31 March 2019	74	8	11	93
Awards granted	34	5	8	47
Awards vested	—	(2)	(6)	(8)
Awards lapsed	(25)	—	(1)	(26)
Dividend shares reinvested	8	1	1	10
At 31 March 2020	91	12	13	116

Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP
The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2019/20, 2018/19 and 2017/18.

	2020				2019				2018
Year ended 31 March	Employee Saveshare		ISP		Employee Saveshare		ISP		Employee Saveshare		ISP
Weighted average fair value	39	p	152	p	41	p	156	p	56	p	202	p
Weighted average share price	206	p	202	p	208	p	211	p	296	p	281	p
Weighted average exercise price of options granted	168	p	n/a		175	p	n/a		250	p	n/a
Expected dividend yield	4.16% – 5.01%		n/a		3.47% – 3.83%		n/a		3.12% – 3.21%		n/a
Risk free rates	0.55% – 0.63%		0.7%		0.74% – 1.07%		0.7%		0.1% – 0.2%		0.2%
Expected volatility	25.0% – 28.1%		24.3%		23.3% – 25.8%		23.5%		23.1% – 24.3%		23.6%